FINANCING AND LOANS - Court Action (Details) - AES ELETROPAULO/CTEEP - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
FINANCING AND LOANS
Credits from court action under assets	R$ 1,400,000
Credits from court action under loans and financing		R$ 351,054	R$ 349,839